Leases (Tables)	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Leases - Schedule of Lease Costs

During the six months ended June 30, 2023 and 2022 we recognized rent expenses associated with our leases as follows:

	6 months ended June 30,
USD'000	2023 (unaudited)	2022 (unaudited)
Operating lease cost:
Fixed rent expense	172	166
Short-term lease cost	—	—
Net lease cost	172	166
Lease cost - Cost of sales	—	—
Lease cost - General & administrative expenses	172	166
Net lease cost	172	166

Leases - Schedule of Cash and Non-Cash Activities Associated with Leases

In the six months ended June 30, 2023 and the year ended December 31, 2022, we had the following cash and non-cash activities associated with our leases:

	As at June 30,	As at December 31,
USD'000	2023 (unaudited)	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	161	328
Non-cash investing and financing activities :
Net lease cost	172	332
Additions to ROU assets obtained from:
New operating lease liabilities	65	56

Leases - Schedule of Right-Of-Use Assets and Lease Liabilities

The following table provides the details of right-of-use assets and lease liabilities as of June 30, 2023:

As at June 30, 2023
USD'000
Right-of-use assets:
Operating leases	1,294
Total right-of-use assets	1,294
Lease liabilities:
Operating leases	1,242
Total lease liabilities	1,242

Leases - Schedule of Future Minimum Lease Payments

As at June 30, 2023, future minimum annual lease payments were as follows, which corresponds to the future minimum lease payments under legacy ASC 840 in line with ASU 2018-11.

	USD'000	USD'000	USD'000	USD'000
Year	Operating	Short-term	Finance	Total
2023	164	—	—	164
2024	318	—	—	318
2025	293	—	—	293
2026	289	—	—	289
2027 and beyond	447	—	—	447
Total future minimum operating and short-term lease payments	1,511	—	—	1,511
Less effects of discounting	(269)	—	—	(269)
Lease liabilities recognized	1,242	—	—	1,242